Derivative Financial Instruments	6 Months Ended
Jul. 31, 2018
Derivative Financial Instruments
Derivative Financial Instruments

10	Derivative Financial Instruments

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Current assets
Forward exchange contracts	220	-

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Current liabilities
Forward exchange contracts	-	4,188

In order to mitigate exchange rate movements and to manage the inventory costing process, the Group has entered into forward currency contracts to purchase US dollars.